Going Concern	12 Months Ended
Dec. 31, 2024
Going concern [Abstract]
Going concern [Text Block]	GOING CONCERN
2.1Management Statement
The Company's consolidated financial statements were prepared on a going concern basis, which assumes that the Company will be able to fulfill its payment obligations in accordance with contracted maturities, which is confirmed by a positive trend in generating operating cash flows.
On performing the Company's going concern assessment, management considered the financial position and results of operations up to December 31, 2024, as well as other foreseen or occurred events up to the date of issuance of these consolidated financial statements.
Management understands that even with the existence of a certain degree of uncertainty regarding the Company's ability to fulfill its obligations, the renegotiations carried out between the Company and its creditors, including lessors and other suppliers, as disclosed in notes 20, 21 and 41, corroborate Management's assessment of the Company's reasonable expectation of having sufficient resources to continue operating in the foreseeable future.
Additionally, Management's conclusion is based on the Company's business plan approved by the Board of Directors in December 2024 and the entire debt restructuring process described in these consolidated financial statements. The Company's business plan includes future actions, macroeconomic and aviation sector assumptions, such as the level of demand for air transport with a corresponding increase in fees and estimated exchange rates and fuel prices.
Management confirms that all relevant information specific to the consolidated financial statements is being disclosed and corresponds to that used by it in the development of its business management activities.
2.2Extreme weather event
During the quarter ended June 30, 2024, there was an extreme weather event with heavy rains in the central region of the State of Rio Grande do Sul in Brazil, making it impossible to provide air services due to flooding and the consequent closure of Salgado Filho Airport in Porto Alegre, the main airport in the region. The Company dedicated humanitarian efforts with the aim of supporting actions carried out by local authorities who acted in response to the emergency with the affected population. In order to face this scenario, the Company began to monitor and establish operational and financial strategies to get through this period until the resumption of operations, increasing flights to nearby cities, in order to serve affected passengers.
Since October 2024, air services gradually resumed at Salgado Filho international airport.
2.3Tax transaction
In fourth quarter, the Company signed an individual settlement agreement with the Attorney General's Office (“AGU”), through the Attorney General's Office of the National Treasury (“PGFN”) and the Special Secretariat of the Federal Revenue of Brazil (“RFB”), for the regularization of tax debts.
The total amount of the renegotiated debts is approximately R$2.9 billion, of which more than R$1.8 billion will be deducted with the use of tax losses and effective reductions of interest, fines and charges, with the remaining balance, paid within 60 months for social security debts and 120 months for other debts.
As collateral, the Company offers: airport slots, media spaces on aircraft and other proprietary vehicles, current contracts with different government agencies, in addition aircraft parts and engines in second-degree.
Adherence to the tax transaction brought economic benefits to the Company, such as reductions in litigation, interest, fines, charges and the use of tax losses.
Due to the ongoing consolidation of the tax transaction, these amounts will change over the next few periods.
The movement of tax transactions is as follows:

Description	Airport taxes and fees	Taxes payable		Total
		Social security	Other debts
Renegotiated debts	1,317,815	539,255	1,032,262	2,889,332
Reductions	(415,392)	(262,770)	(541,366)	(1,219,528)
Use of tax losses	—	(193,540)	(343,627)	(537,167)

Remaining balance	902,423	82,945	147,269	1,132,637

At December 31, 2024
Current	109,743	16,589	14,727	141,059
Non-current	792,680	66,356	132,542	991,578
The effects on the result of the tax transaction are presented below:

Description	Total

Operating result	57,460
Financial result	195,508
Total	252,968
2.4Net working capital and capital structure
As of December 31, 2024, the Company's working capital and liquid equity position are as shown below:

	December 31,		December 31,
Description	2024	2023	Variation	2022	Variation

Net working capital	(15,684,277)	(9,704,733)	(5,979,544)	(10,184,169)	479,436
Equity	(30,435,270)	(21,327,848)	(9,107,422)	(19,007,500)	(2,320,348)
The negative variation in the balance of net working capital is mainly due to the increase in liabilities in foreign currency, due to the 27.9% devaluation of the real against the US dollar and the postponement of accounts payable and leases payments.
The negative variation in equity is mainly due to the Company's negative financial result, which exceeds by R$9,190,174 the operating profit due to the foreign currency exchange mentioned above and interest on leases, loans and financing.